CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash	$ 30,093,000		$ 2,439,000		$ 25,399,000
Short-term investments	150,000,000		12,291,000		0
Prepaid expenses and other current assets	953,000		373,000		486,000
Receivable from related party	1,138,000		0
Total current assets	182,184,000		15,103,000		25,885,000
Property and equipment, net	5,656,000		6,044,000		7,185,000
Intangible assets, net	1,632,000		1,728,000		1,856,000
Restricted cash	475,000		217,000		289,000
Deferred offering costs	2,679,000		0
Other assets	5,108,000		1,497,000		1,211,000
Total Assets	197,734,000		24,589,000		36,426,000
Liabilities, Current [Abstract]
Accounts payable	3,637,000		1,032,000		640,000
Accrued compensation	2,009,000		1,216,000		586,000
Accrued expenses	1,352,000		788,000		1,013,000
Note payable	0		840,000		0
Accrued expenses and other current liabilities	1,352,000		788,000		1,013,000
Total current liabilities	6,998,000		3,876,000		2,239,000
Other liabilities	672,000		788,000		665,000
Total liabilities	7,670,000		4,614,000		2,904,000
Commitments and Contingencies
Shareholders' Deficit:
Ordinary shares	0		0		0
Additional paid-in capital	1,199,000		836,000		682,000
Accumulated other comprehensive income (loss)	181,000		133,000		(55,000)
Accumulated deficit	(81,257,000)		(63,038,000)		(49,149,000)
Total shareholders' deficit	(79,877,000)		(62,069,000)		(48,522,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	197,734,000		24,589,000		36,426,000
Previously Reported [Member]
Liabilities, Current [Abstract]
Other liabilities			738,000
Ivanhoe Capital Acquisition Corp [Member]
Current assets:
Cash	254,887	$ 2,156,253	161,271
Prepaid expenses	761,404	26,800
Total current assets	1,016,291	2,183,053	161,271
Investments held in Trust Account	276,052,152	276,000,000
Deferred offering costs associated with Initial Public Offering			413,039
Total Assets	277,068,443	278,183,053	574,310
Liabilities, Current [Abstract]
Accounts payable	42,862	226,057	13,785
Due to related party	10,532
Accrued expenses	198,011	135,000	68,346
Note payable - related party		500,000	500,000
Total current liabilities	251,405	861,057	582,131
Accrued liabilities	4,483,777
Convertible note - related party	1,064,140
Deferred underwriting commissions	9,660,000	9,660,000
Derivative warrant liabilities	20,759,730	22,148,000
Total liabilities	36,219,052	32,669,057	582,131
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	690	[1],[2]
Additional paid-in capital		0	24,310
Accumulated deficit	(35,151,299)	(30,486,694)	(32,821)
Total shareholders' deficit	(35,150,609)	(30,486,004)	(7,821)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	277,068,443	278,183,053	574,310
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Shareholders' Deficit:
Ordinary shares	0	0
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Current [Abstract]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	276,000,000	276,000,000
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Shareholders' Deficit:
Ordinary shares	690	$ 690	690
Redeemable Convertible Preferred Stock [Member]
Liabilities, Current [Abstract]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	$ 269,941,000		$ 82,044,000		$ 82,044,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).